Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 6,374,700	$ 4,285,120
Other deferred tax assets	8,713,050	3,198,490
Valuation allowance	(15,100,880)	(7,493,500)
Unrealized foreign exchange loss	13,130	8,870
Equipment		1,020
Total